Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 112,560,831.68
Previously Paid Amount	0.00
Total Fee Amount	15,544.65
Total Offset Amount	0.00
Net Fee	$ 15,544.65
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A